OTHER PAYABLES AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Other Payables and Accrued Expenses
	December 31,
	2017	2016

Accrued expenses	$3,011	$2,255
Accrued taxes	2,311	416
Foreign currency derivative contracts	148	193
Advances from customers	17	23
Others	255	270

	$5,742	$3,157